BORROWINGS - Notes (Details) $ in Millions, $ in Millions	1 Months Ended	9 Months Ended
	May 31, 2025 USD ($) installment	Sep. 30, 2025 ARS ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 ARS ($)	Jul. 31, 2025 ARS ($)	Jul. 31, 2025 installment	Jul. 31, 2025	Jul. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Jul. 31, 2019
BORROWINGS
Borrowings		$ 5,120,924		$ 3,509,274					$ 3,510,186	$ 5,652,093
Net proceeds		3,490,325		$ 1,110,294
Series 24
BORROWINGS
Number of installments | installment	2
Interest rate											9.25%
Series 24 | installment payable on 05/2032
BORROWINGS
Percentage of installment payment	50.00%
Series 24 | installment payable on 05/2033
BORROWINGS
Percentage of installment payment	50.00%
Series 24 (1)
BORROWINGS
Amount involved	$ 800.0
Net proceeds			$ 789.0
Net of issuance costs		980,320	785.0
Series 24 (2)
BORROWINGS
Amount involved								$ 200.0
Net proceeds		279,072	208.0
Net of issuance costs		277,711	$ 207.0
Series 25
BORROWINGS
Amount involved		$ 60,275						$ 50.5
Number of installments | installment						1
Interest rate											7.50%
Series 26
BORROWINGS
Number of installments					57,962	1
Interest rate basis							4.00%